                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03-31-2007

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Managing Partner
Phone: (952) 345-0704

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN     5-14-2007
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 9
 Form 13F Information Table Value Total: $291,151
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE
                             as of March 31, 2007

       COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4     COLUMN 5      COLUMN 6    COLUMN 7            COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
     NAME OFISSUER       TITLE OF                 VALUE       SHARES OR    INVESTMENT     OTHER         VOTING AUTHORITY
                          CLASS       CUSIP      (x$1000)     PRIN AMT     DISCRETION   MANAGERS     SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------
ARMSTRONG WORLD INDS
   INC NEW                   COM   04247X102    $  11,909         234,200     SOLE          0       234,200       0      0
GASTAR EXPL LTD              COM   367299104    $   7,396       3,287,188     SOLE          0     3,287,188       0      0
HORIZON OFFSHORE INC     COM NEW   44043J204    $   5,422         375,000     SOLE          0       375,000       0      0
HUNTSMAN CORP                COM   447011107    $  17,362         909,500     SOLE          0       909,500       0      0
MUELLER WTR PRODS INC  COM SER B   624758207    $  17,407       1,300,000     SOLE          0     1,300,000       0      0
OWENS CORNING                COM   690742101    $ 169,826       5,330,393     SOLE          0     5,330,393       0      0
PORTLAND GEN ELEC CO     COM NEW   736508847    $  53,460       1,830,825     SOLE          0     1,830,825       0      0
U S G CORP               COM NEW   903293405    $   4,668         100,000     SOLE          0       100,000       0      0
WHEELING PITTSBURG
   CORP                  COM NEW   963142302    $   3,701         156,232     SOLE          0       156,232       0      0
                                                ---------
                                                $ 291,151
                                                =========